INTELLECTUAL PROPERTY/ LICENSING RIGHTS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 12, 2018	Oct. 01, 2015	Jul. 28, 2016	Jan. 26, 2016	Jun. 30, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Termination of licensing agreement											$ 132,804
Intellectual property fees				$ 55,648
Description for right to purchase perpetual rights				North America with the option for Central and South America for Naltrexone Implants formulas created by the Seller for 24 months upon receipt of the intellectual property for a fee of $55,648. The Company, within the first 12 months has the right to purchase perpetual rights for above territories for a one-time fee, financed over 5 years. The rights are amortized over the 24 month contract life.
Amortization expenses						$ 0	$ 7,013	$ 1,963	$ 20,810	$ 27,767	25,918
Agreement description										On March 31, 2016, the parties agreed to terminate the above described acquisition and to cancel any and all obligations assumed under the agreement.
Naltrexone Implant Formulation [Member]
Aggregate purchase price					$ 1,132,000						1,132,000
Estimated useful life					10 years
Purchase obligation to pay					$ 1,000,000
Acquired rights, title and interest payment period		14 months
Common stock shares issued upon acquisition of rights					30,000
Share price					$ 4.40
Therakine, Ltd. [Member]
License cost			$ 2,750,000
Aggregate purchase price			$ 250,000					$ 250,000		$ 250,000	250,000
Escrow deposit										$ 75,000	$ 75,000
Subsequent Event [Member] | Therakine Biodelivery GmbH [Member]
Patent acquired	$ 15,200
Development, Commerialization and License agreement, description	Patent families consisting of approximately 11 patents pending and 1 issued patent.